Reg. No. 333-56486
                                                                 Rule No. 497(a)

                   SUBJECT TO COMPLETION, DATED MARCH 12, 2001




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EQUITY FOCUS TRUSTS - CITISECTOR SERIES, 2001-A
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        The final prospectus for a prior series of Equity Focus Trusts -
CitiSector Series is hereby incorporated by reference and used as a preliminary prospectus for Equity Focus Trusts - CitiSector Series, 2001-A. Except as indicated below, the narrative information and structure of the final prospectus which includes the new Trust will be substantially the same as that of the previous prospectus. Information with respect to this Trust, including pricing, the size and composition of the Trust portfolio, the number of units of the Trust, dates and summary information regarding the characteristics of securities to be deposited in the Trust is not now available and will be different from that shown since each trust has a unique portfolio. Accordingly, the information contained herein with regard to the previous Trust should be considered as being included for informational purposes only. Investors should contact financial professionals of the underwriters who will be informed of the expected effective date of this Trust and who will be supplied with complete information with respect to such Trust on the day of and immediately prior to the effectiveness of the registration statement relating to units of the Trust.

The Trust consists of five separate unit investment trusts designated as the Financial Services Portfolio, the Healthcare/Biotechnology Portfolio, the Internet Portfolio, the Strategic Industries Portfolio and the Technology/Telecommunications Portfolio. Unlike the other portfolios which are concentrated in equity securities from the industry sector for which the particular portfolio is named, the Strategic Industries Portfolio will have a diversified portfolio of stocks from several different industry sectors.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


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